UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ulysses Partners, L.P.
                  ---------------------------------------
Address:          280 Park Avenue, 21st Floor, West Tower
                  ---------------------------------------
                  New York, New York 10017
                  ---------------------------------------

Form 13F File Number:  28-06862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joshua Nash, Member of Joshua Nash LLC
                  -----------------------------------------
Title:            General Partner of Ulysses Partners, L.P.
                  -----------------------------------------
Phone:            212-455-6200
                  -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joshua Nash           New York, New York          08/13/04
  ------------------        --------------------       -----------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   -0-
                                             -----------

Form 13F Information Table Entry Total:              24
                                             -----------

Form 13F Information Table Value Total:     $   260,264 (in thousands)
                                             -----------



List of Other Included managers:

         NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2004


                                                                                                        ITEM 5:
                                        ITEM 2:                 ITEM 3:           ITEM 4:              Shares or
   ITEM 1:                             Title of                 Cusip              Fair                Principal
 Name of Issuer                         Class                   Number         Market Value             Amount
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SF                                 SHS                 G3930E101          9,304,150            351,100 CALLS
BAXTER INTL INC                           COM                 071813109          8,506,715            246,500 CALLS
BOSTON SCIENTIFIC                         COM                 101137107          1,506,560             35,200 SHS
BRITSOL MYERS SQUIBB                      COM                 110122108          4,314,450            176,100 CALLS
DIAMONDS TR                               UNIT SER 1          252787106         92,105,789            880,300 PUTS
FEDERAL NATL MTG ASSN                     COM                 313586109         20,094,976            281,600 PUTS
FIRST DATA CORP.                          COM                 319963104          1,567,104             35,200 SHS
IKON OFFICE SOLUTIONS                     COM                 451713101          1,031,153             89,900 SHS
JOY GLOBAL INC.                           COM                 481165108          1,209,576             40,400 SHS
MEDIMUNE INC                              COM                 584699102          3,295,651            140,900 CALLS
MICROSOFT CORP                            COM                 594918104         12,055,176            422,100 SHS
MICROSOFT CORP                            COM                 594918104         12,052,320            422,000 PUTS
MURPHY OIL CORP.                          COM                 626717102          1,628,770             22,100 SHS
NRG ENERGY INC                            COM NEW             629377508          8,444,078            340,487 SHS
NASDAQ 100 TR                             UNIT SER 1          631100104          2,656,896             70,400 SHS
NASDAQ 100 TR                             UNIT SER 1          631100104         26,580,282            704,300 PUTS
S&P DEPOS.RECEIPTS                        UNIT SER 1          78462F103         18,153,005            158,500 SHS
SCHERING PLOUGH CORP.                     COM                 806605101          1,323,168             71,600 SHS
SEMICONDUCTOR HLRS                        DEP RCPT            816636203         11,988,327            316,900 CALLS
TIME WARNER                               COM                 887317105         15,477,432            880,400 CALLS
UNITEDGLOBALCOM INC                       CL A                913247508          1,460,102            201,116 SHS
WHEELING PITTSBURGH CORP.                 COM NEW             963142302          1,506,092             72,200 SHS
XEROX                                     COM                 984121103          1,090,400             75,200 SHS
XEROX                                     COM                 984121103          2,911,600            200,800 CALLS


                             ** TABLE CONTINUED **


                                              ITEM 6:                                                        ITEM 8:
                                        INVESTMENT DISCRETION                                         VOTING AUTHORITY SHARES
                                             (b) Shares                          ITEM 7:
   ITEM 1:                                   as Defined       (c) Shared        Managers
 Name of Issuer              (a) Sole        in Instr. V          Other        See Instr. V     (a) Sole     (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SF                         X                                                                 X
BAXTER INTL INC                   X                                                                 X
BOSTON SCIENTIFIC                 X                                                                 X
BRITSOL MYERS SQUIBB              X                                                                 X
DIAMONDS TR                       X                                                                 X
FEDERAL NATL MTG ASSN             X                                                                 X
FIRST DATA CORP.                  X                                                                 X
IKON OFFICE SOLUTIONS             X                                                                 X
JOY GLOBAL INC.                   X                                                                 X
MEDIMUNE INC                      X                                                                 X
MICROSOFT CORP                    X                                                                 X
MICROSOFT CORP                    X                                                                 X
MURPHY OIL CORP.                  X                                                                 X
NRG ENERGY INC                    X                                                                 X
NASDAQ 100 TR                     X                                                                 X
NASDAQ 100 TR                     X                                                                 X
S&P DEPOS.RECEIPTS                X                                                                 X
SCHERING PLOUGH CORP.             X                                                                 X
SEMICONDUCTOR HLRS                X                                                                 X
TIME WARNER                       X                                                                 X
UNITEDGLOBALCOM INC               X                                                                 X
WHEELING PITTSBURGH CORP.         X                                                                 X
XEROX                             X                                                                 X
XEROX                             X                                                                 X


                              ** TABLE COMPLETE **